EARNINGS PER SHARE - Schedule of earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Income attributable to owners of the parent company (ThUS$)	$ 1,459,984	$ 976,972	$ 581,831
Weighted average number of shares, basic (in shares)	589,302,090,735	604,437,877,587	604,437,869,545
Basic earnings per share (US$) (in dollars per share)	$ 0.002477	$ 0.001616	$ 0.000963
Diluted earnings per share
Income attributable to owners of the parent company (ThUS$)	$ 1,459,984	$ 976,972	$ 581,831
Weighted average number of shares, diluted (in shares)	589,306,002,483	604,441,789,335	604,441,789,335
Diluted earnings per share (US$) (in Dollars per share)	$ 0.002477	$ 0.001616	$ 0.000963
Basic shares outstanding (in shares)	589,302,090,735	604,437,877,587	604,437,584,048
Fully diluted shares considers outstanding (in shares)	589,302,090,735	604,437,877,587	604,437,877,587
Increase in diluted shares (in shares)	3,911,748	3,911,748	3,911,748